Share capital - Narrative (Details) $ in Millions					3 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 29, 2018	Mar. 01, 2018 shares	Feb. 28, 2018	Mar. 31, 2018 CAD ($) shares	Dec. 31, 2018 vote shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Stock repurchased during period (in shares)					3,085,697
Repurchase of common shares | $					$ 175
Issued capital
Disclosure of classes of share capital [line items]
Repurchase of common shares | $					69
Contributed surplus
Disclosure of classes of share capital [line items]
Repurchase of common shares | $					3
Deficit
Disclosure of classes of share capital [line items]
Repurchase of common shares | $					$ 103
Preferred shares
Disclosure of classes of share capital [line items]
Special circumstance vote per share | vote						1
Share conversion ratio						1
Series R
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						4.13%
Number of shares outstanding (in shares)						8,000,000
Series T
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						3.019%
Number of shares outstanding (in shares)						4,486,552
Series Z
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						3.904%
Number of shares outstanding (in shares)						1,918,509
Series AA
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						3.61%
Number of shares outstanding (in shares)						11,398,396
Series AC
Disclosure of classes of share capital [line items]
Dividend rate reset term			5 years			5 years
Share conversion ratio			1
Annual dividend rate			4.38%	3.55%		4.38%
Shares converted (in shares)			397,181
Number of shares outstanding (in shares)			5,069,935			5,069,935
Series AF
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						3.11%
Number of shares outstanding (in shares)						6,707,867
Series AG
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						2.80%
Number of shares outstanding (in shares)						4,985,351
Series AI
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						2.75%
Number of shares outstanding (in shares)						5,949,884
Series AK
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						2.954%
Number of shares outstanding (in shares)						22,745,921
Series AM
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						2.764%
Number of shares outstanding (in shares)						9,546,615
Series AO
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Annual dividend rate						4.26%
Number of shares outstanding (in shares)						4,600,000
Series AQ
Disclosure of classes of share capital [line items]
Dividend rate reset term	5 years					5 years
Annual dividend rate	4.812%	4.25%				4.812%
Number of shares outstanding (in shares)						9,200,000
Series AD
Disclosure of classes of share capital [line items]
Share conversion ratio			1
Shares converted (in shares)			5,356,937
Number of shares outstanding (in shares)			14,930,065			14,930,065
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						0	0	0